OTHER PAYABLES (Schedule of Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other payables [Abstract]
Employees and payroll accruals	$ 1,881	$ 1,953
Accrued expenses	717	471
Government authorities	336	379
Other payables	$ 2,934	$ 2,803